Property, plant and equipment - Changes on actual and expected depreciation expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Property, plant and equipment [abstract]
2025	$ 0
2026	(6,034,000)
2027	(5,993,000)
2028	(5,939,000)
2029	(5,885,000)
Later	$ 23,812,000